Offerings - Offering: 1	Aug. 21, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 293,210,519.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 44,890.53
Offering Note	(1) Title of each class of securities to which transaction applies: City Office REIT, Inc. common stock, par value $0.01 per share ("Common Stock"). (2) Aggregate number of securities to which transaction applies: As of August 22, 2025, the maximum number of shares of Common Stock to which this transaction applies is estimated to be 41,887,217 shares of Common Stock (including 610,998 shares of Common Stock underlying outstanding restricted stock units and 912,579 shares of Common Stock that were underlying outstanding performance stock units). (3) Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11: Solely for the purpose of calculating the filing fee, the underlying value of the transaction was calculated by multiplying 41,887,217 shares of Common Stock (including restricted stock units and performance stock unites) that are exchangeable for cash in the merger by the merger consideration of $7.00 per share to be paid with respect to each share of Common Stock outstanding immediately prior to the merger. (4) In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, and Exchange Act Rule 0-11, the filing fee was determined by multiplying the sum calculated in in note (3) above by 0.00015310.